Quarterly Report
March 31, 2024
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 95.1%
Asset-Backed & Securitized – 1.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.015%, 11/15/2054 (i)		$2,083,808	$98,222
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)		191,586	191,541
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.282%, 7/15/2054 (i)		2,060,902	132,865
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.604%, 2/15/2054 (i)		1,317,336	105,994
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.265%, 2/15/2054 (i)		4,252,087	250,844
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.145%, 3/15/2054 (i)		2,514,263	131,212
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.258%, 7/15/2054 (i)		3,271,669	193,563
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.27%, 8/15/2054 (i)		3,916,229	251,156
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.297%, 2/15/2054 (i)		3,243,140	214,226
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.038%, 6/15/2064 (i)		1,292,381	68,343
Dell Equipment Finance Trust, 2023-3, “A2”, 6.1%, 4/23/2029 (n)		157,000	157,490
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.288%, 5/15/2054 (i)		1,647,480	98,994
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.205%, 6/15/2054 (i)		1,979,010	107,241
SBNA Auto Lease Trust, 2024-A, “A2”, 5.45%, 1/20/2026 (n)		224,000	223,710
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.528%, 8/15/2054 (i)		1,437,419	107,437
			$2,332,838
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$283,020
Emerging Market Sovereign – 1.0%
Hellenic Republic (Republic of Greece), 3.375%, 6/15/2034	EUR	1,700,000	$1,833,495
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		$82,000	$78,390
International Market Sovereign – 51.1%
Commonwealth of Australia, Inflation Linked Bond, 0.25%, 11/21/2032	AUD	3,467,100	$2,023,984
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		1,741,645	1,177,786
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		2,194,204	1,330,995
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	2,052,752	1,772,954
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		960,637	807,196
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	412,885,200	2,810,663
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		231,273,350	1,634,711
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	1,791,212	1,104,586
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	1,725,879	1,887,473
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		3,755,444	3,949,866
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		1,553,190	1,849,746
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030		9,392,793	10,351,992
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		1,337,245	1,242,182
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		322,568	293,398
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		3,450,014	3,521,206
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		8,149,506	8,705,052
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		1,983,784	2,321,481
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		1,883,111	2,247,553
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	7,188,646	9,072,285
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		1,255,264	1,594,946
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		3,236,173	4,696,201
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		3,523,140	4,758,870
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,112,726	3,828,388
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,028,197	2,440,333
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		622,145	660,073
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,473,642	1,516,861
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,988,550	2,341,462
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		867,947	942,119
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,170,707	2,165,779

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055	GBP	440,582	$575,729
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,392,623	2,187,870
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,160,471	1,144,809
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		551,540	482,769
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,218,625	1,055,694
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		208,420	188,263
			$88,685,275
Medical & Health Technology & Services – 0.4%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$488,489
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038		144,000	142,731
			$631,220
Mortgage-Backed – 0.8%
Freddie Mac, 1.799%, 4/25/2030 (i)		$564,669	$51,769
Freddie Mac, 1.666%, 5/25/2030 (i)		1,221,668	105,809
Freddie Mac, 1.169%, 9/25/2030 (i)		646,322	40,812
Freddie Mac, 0.326%, 1/25/2031 (i)		4,866,941	82,768
Freddie Mac, 0.78%, 1/25/2031 (i)		1,882,263	84,505
Freddie Mac, 0.936%, 1/25/2031 (i)		1,425,035	75,217
Freddie Mac, 0.514%, 3/25/2031 (i)		5,909,387	165,639
Freddie Mac, 1.216%, 5/25/2031 (i)		709,327	50,327
Freddie Mac, 0.937%, 7/25/2031 (i)		1,133,380	65,439
Freddie Mac, 0.536%, 9/25/2031 (i)		4,635,695	151,703
Freddie Mac, 0.855%, 9/25/2031 (i)		1,417,400	72,414
Freddie Mac, 0.349%, 11/25/2031 (i)		6,965,967	156,446
Freddie Mac, 0.498%, 12/25/2031 (i)		6,916,623	214,153
Freddie Mac, 0.568%, 12/25/2031 (i)		1,130,491	40,023
			$1,357,024
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046		$355,000	$327,757
U.S. Treasury Inflation Protected Securities – 40.1%
U.S. Treasury Bonds, 0.375%, 1/15/2027		$13,655,162	$13,024,260
U.S. Treasury Bonds, 1.75%, 1/15/2034		321,069	316,957
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,612,431	1,631,501
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,968,417	8,749,575
U.S. Treasury Bonds, 0.75%, 2/15/2045		3,961,933	3,038,914
U.S. Treasury Bonds, 0.125%, 2/15/2052		5,329,095	3,133,863
U.S. Treasury Bonds, 2.125%, 2/15/2054		1,170,743	1,182,975
U.S. Treasury Notes, 0.5%, 1/15/2028		737,701	697,999
U.S. Treasury Notes, 0.875%, 1/15/2029		11,273,891	10,746,272
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)		20,567,781	18,297,322
U.S. Treasury Notes, 0.125%, 1/15/2032		9,974,459	8,712,943
			$69,532,581
Total Bonds			$165,061,600
Investment Companies (h) – 5.6%
Money Market Funds – 5.6%
MFS Institutional Money Market Portfolio, 5.38% (v)		9,720,743	$9,722,687

Other Assets, Less Liabilities – (0.7)%			(1,208,789)
Net Assets – 100.0%			$173,575,498
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,722,687 and $165,061,600, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,665,751, representing 3.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
USA-CPI-U	Consumer Price Index - Urban Consumers
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Derivative Contracts at 3/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	46,678	USD	34,386	State Street Bank Corp.	4/19/2024	$83
EUR	109,273	USD	117,957	Morgan Stanley Capital Services, Inc.	4/19/2024	7
USD	425,436	AUD	649,047	HSBC Bank	4/19/2024	2,293
USD	852,007	AUD	1,289,273	Morgan Stanley Capital Services, Inc.	4/19/2024	11,471
USD	2,047,538	AUD	3,099,210	State Street Bank Corp.	4/19/2024	27,021
USD	3,581,823	CAD	4,826,762	State Street Bank Corp.	4/19/2024	17,517
USD	3,648,735	EUR	3,362,084	Brown Brothers Harriman	4/19/2024	19,242
USD	5,137,600	EUR	4,708,665	Deutsche Bank AG	4/19/2024	54,427
USD	118,951	EUR	109,306	HSBC Bank	4/19/2024	951
USD	68,873	EUR	63,162	JPMorgan Chase Bank N.A.	4/19/2024	687
USD	2,709,154	EUR	2,473,113	State Street Bank Corp.	4/19/2024	39,338
USD	1,877,129	EUR	1,723,360	UBS AG	4/19/2024	16,699
USD	76,183	GBP	60,217	BNP Paribas S.A.	4/19/2024	173
USD	671,056	GBP	527,288	HSBC Bank	4/19/2024	5,482
USD	3,112,707	GBP	2,463,918	Morgan Stanley Capital Services, Inc.	4/19/2024	2,602
USD	1,067,427	GBP	839,852	State Street Bank Corp.	4/19/2024	7,316
USD	1,040,854	GBP	820,116	UBS AG	4/19/2024	5,655
USD	697,502	JPY	105,186,493	Barclays Bank PLC	4/19/2024	848
USD	432,809	JPY	63,178,823	Brown Brothers Harriman	4/19/2024	14,374
USD	809,000	JPY	120,775,526	JPMorgan Chase Bank N.A.	4/19/2024	9,099
USD	224,311	NZD	364,162	HSBC Bank	4/19/2024	6,738
USD	1,274,085	NZD	2,088,976	Morgan Stanley Capital Services, Inc.	4/19/2024	26,006
USD	432,672	SEK	4,415,301	Brown Brothers Harriman	4/19/2024	19,917
						$287,946

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	52,585	USD	34,351	Deutsche Bank AG	4/19/2024	$(69)
AUD	672,157	USD	445,823	Merrill Lynch International	4/19/2024	(7,613)
AUD	1,402,368	USD	943,848	UBS AG	4/19/2024	(29,580)
CAD	1,399,310	USD	1,040,672	JPMorgan Chase Bank N.A.	4/19/2024	(7,356)
CAD	648,388	USD	481,481	Morgan Stanley Capital Services, Inc.	4/19/2024	(2,681)
CAD	2,405,811	USD	1,784,711	State Street Bank Corp.	4/19/2024	(8,148)
DKK	1,853,216	USD	271,563	State Street Bank Corp.	4/19/2024	(3,306)
EUR	634,451	USD	689,541	BNP Paribas S.A.	4/19/2024	(4,629)
EUR	3,587,034	USD	3,929,817	HSBC Bank	4/19/2024	(57,485)
EUR	820,788	USD	889,694	JPMorgan Chase Bank N.A.	4/19/2024	(3,623)
EUR	767,747	USD	840,366	Merrill Lynch International	4/19/2024	(11,555)
EUR	1,266,243	USD	1,370,097	Morgan Stanley Capital Services, Inc.	4/19/2024	(3,142)
EUR	1,728,287	USD	1,879,712	State Street Bank Corp.	4/19/2024	(13,964)
GBP	54,280	USD	69,119	Brown Brothers Harriman	4/19/2024	(604)
GBP	1,083,650	USD	1,382,923	Deutsche Bank AG	4/19/2024	(15,075)
GBP	518,089	USD	656,698	HSBC Bank	4/19/2024	(2,734)
GBP	275,034	USD	347,534	JPMorgan Chase Bank N.A.	4/19/2024	(369)
GBP	2,306,822	USD	2,935,909	State Street Bank Corp.	4/19/2024	(24,101)
JPY	15,430,635	USD	102,785	Brown Brothers Harriman	4/19/2024	(587)
JPY	144,564,312	USD	996,111	HSBC Bank	4/19/2024	(38,656)
JPY	12,633,909	USD	87,118	JPMorgan Chase Bank N.A.	4/19/2024	(3,443)
JPY	125,481,347	USD	847,379	Morgan Stanley Capital Services, Inc.	4/19/2024	(16,311)
NOK	4,463,174	USD	431,552	Brown Brothers Harriman	4/19/2024	(20,276)
NOK	4,694,996	USD	452,067	State Street Bank Corp.	4/19/2024	(19,429)
NZD	1,387,534	USD	851,406	Goldman Sachs International	4/19/2024	(22,410)
NZD	677,749	USD	419,002	State Street Bank Corp.	4/19/2024	(14,074)
SEK	17,291,707	USD	1,690,323	State Street Bank Corp.	4/19/2024	(73,847)
USD	1,109,523	AUD	1,705,389	HSBC Bank	4/19/2024	(2,298)
USD	677,169	EUR	629,339	HSBC Bank	4/19/2024	(2,226)
USD	1,345,885	EUR	1,251,151	State Street Bank Corp.	4/19/2024	(4,778)
						$(414,369)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Schatz 2 yr	Long	EUR	103	$11,745,547	June – 2024	$(228)
U.S. Treasury Note 2 yr	Long	USD	29	5,930,047	June – 2024	(2,927)
U.S. Treasury Note 5 yr	Short	USD	20	2,140,313	June – 2024	(3,836)
U.S. Treasury Ultra Bond 30 yr	Short	USD	10	1,290,000	June – 2024	(18,242)
						$(25,233)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
2/08/26	USD	9,000,000	Merrill Lynch International	USA-CPI-U / At Maturity	2.203% / At Maturity	$40,777	$—	$40,777
Liability Derivatives
Interest Rate Swaps
3/19/26	USD	4,500,000	Morgan Stanley Capital Services, Inc.	USA-CPI-U / At Maturity	2.482% / At Maturity	$(2,935)	$—	$(2,935)
At March 31, 2024, the fund had liquid securities with an aggregate value of $185,406 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$69,532,581	$—	$69,532,581
Non - U.S. Sovereign Debt	—	90,518,770	—	90,518,770
Municipal Bonds	—	327,757	—	327,757
U.S. Corporate Bonds	—	992,630	—	992,630
Residential Mortgage-Backed Securities	—	1,357,024	—	1,357,024
Commercial Mortgage-Backed Securities	—	1,760,097	—	1,760,097
Asset-Backed Securities (including CDOs)	—	572,741	—	572,741
Mutual Funds	9,722,687	—	—	9,722,687
Total	$9,722,687	$165,061,600	$—	$174,784,287
Other Financial Instruments
Futures Contracts – Liabilities	$(25,233)	$—	$—	$(25,233)
Forward Foreign Currency Exchange Contracts – Assets	—	287,946	—	287,946
Forward Foreign Currency Exchange Contracts – Liabilities	—	(414,369)	—	(414,369)
Swap Agreements – Assets	—	40,777	—	40,777
Swap Agreements – Liabilities	—	(2,935)	—	(2,935)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,217,538	$23,510,151	$15,006,566	$(199)	$1,763	$9,722,687
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$66,811	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2024, are as follows:
United States	41.0%
United Kingdom	22.9%
Italy	9.7%
France	6.9%
Germany	6.8%
Spain	4.4%
Australia	2.6%
Japan	2.5%
Canada	1.5%
Other Countries	1.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.